Trading assets	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Trading assets

10	Trading assets

		2017	2016
	Footnote	$m	$m
Treasury and other eligible bills		17,532	14,451
Debt securities		107,486	94,054
Equity securities		99,260	63,604
Trading securities		224,278	172,109
Loans and advances to banks	1	26,057	24,769
Loans and advances to customers	1	37,660	38,247
At 31 Dec		287,995	235,125

1	Loans and advances to banks and customers include settlement accounts, stock borrowing, reverse repos, cash collateral and margin accounts relating to trading activities.

Trading Securities[1]
		2017	2016
	Footnotes	$m	$m
US Treasury and US Government agencies	2	15,995	17,010
UK Government		9,540	9,493
Hong Kong Government		10,070	7,970
Other governments		58,858	49,229
Asset-backed securities	3	2,986	2,668
Corporate debt and other securities		27,569	22,135
Equity securities		99,260	63,604
At 31 Dec		224,278	172,109

1	Included within these figures are debt securities issued by banks and other financial institutions of $18,585m (2016: $14,630m), of which $906m (2016: $789m) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Treasury and US Government agencies.